TETON Westwood Balanced Fund
Schedule of Investments—December 31, 2024 (Unaudited)
1
ap
Shares
Market
Value
COMMON STOCKS  — 64.9%
Aerospace  — 1.7%
3,588 Delta Air Lines Inc. ............................................ $ 217,074
1,530 General Dynamics Corp. ................................... 403,140
620,214
Automotive: Parts and Accessories  — 1.4%
434 O'Reilly Automotive Inc.† ................................. 514,637
Banking  — 1.1%
9,093 Bank of America Corp. ...................................... 399,637
Business Services  — 3.0%
1,192 TopBuild Corp.† ................................................ 371,117
2,211 Visa Inc., Cl. A .................................................... 698,765
1,069,882
Commercial Services and Supplies  — 1.2%
2,224 Waste Management Inc. .................................... 448,781
Computer Hardware  — 2.4%
2,088 Apple Inc. ........................................................... 522,877
10,275 HP Inc. ................................................................ 335,273
858,150
Computer Software and Services  — 9.1%
1,485 Accenture plc, Cl. A ........................................... 522,408
2,519 Alphabet Inc., Cl. A ........................................... 476,847
1,027 CACI International Inc., Cl. A† ......................... 414,970
788 Cadence Design Systems Inc.† ......................... 236,762
2,753 Microsoft Corp. .................................................. 1,160,389
1,378 Salesforce Inc. ..................................................... 460,707
3,272,083
Consumer Products  — 0.9%
3,059 Church & Dwight Co. Inc. ................................ 320,308
Consumer Services  — 1.7%
2,792 Amazon.com Inc.† ............................................. 612,537
Electronics  — 1.1%
4,543 Microchip Technology Inc. ................................ 260,541
248 Monolithic Power Systems Inc. ........................ 146,742
407,283
Energy and Energy Services  — 1.1%
1,597 EOG Resources Inc. ........................................... 195,760
1,589 Valero Energy Corp. .......................................... 194,796
390,556
Energy: Integrated  — 2.9%
3,597 NextEra Energy Inc. .......................................... 257,869
5,280 The Southern Co. ............................................... 434,649
3,566 WEC Energy Group Inc. ................................... 335,347
1,027,865
Energy: Oil  — 2.0%
2,497 Chevron Corp. ................................................... 361,665
3,242 Exxon Mobil Corp. ............................................ 348,742
710,407
Entertainment  — 1.2%
3,970 The Walt Disney Co. .......................................... 442,060
Equipment and Supplies  — 3.4%
2,766 Amphenol Corp., Cl. A ..................................... 192,099
3,219 Boise Cascade Co. .............................................. 382,610
Shares
Market
Value
986 Hubbell Inc. ........................................................ $ 413,026
954 Littelfuse Inc. ...................................................... 224,810
1,212,545
Financial Services  — 9.8%
1,438 Arthur J. Gallagher & Co. ................................. 408,176
841 Berkshire Hathaway Inc., Cl. B† ....................... 381,208
3,362 JPMorgan Chase & Co. ...................................... 805,905
4,250 SouthState Corp. ................................................ 422,790
1,096 The Goldman Sachs Group Inc. ........................ 627,592
834 The Progressive Corp. ....................................... 199,835
9,978 Wells Fargo & Co. .............................................. 700,855
3,546,361
Food and Beverage  — 2.4%
2,783 PepsiCo Inc. ........................................................ 423,183
2,611 The Hershey Co. ................................................ 442,173
865,356
Health Care  — 6.3%
6,209 Abbott Laboratories ........................................... 702,300
1,967 Becton Dickinson & Co. .................................... 446,253
2,852 Johnson & Johnson ............................................ 412,456
1,415 UnitedHealth Group Inc. .................................. 715,792
2,276,801
Real Estate  — 2.3%
4,279 Federal Realty Investment Trust, REIT ............ 479,034
3,484 Prologis Inc., REIT ............................................. 368,259
847,293
Retail  — 4.0%
2,804 Darden Restaurants Inc. .................................... 523,479
1,057 Domino's Pizza Inc. ........................................... 443,686
5,233 Walmart Inc. ....................................................... 472,802
1,439,967
Semiconductors  — 2.6%
2,734 Marvell Technology Inc. .................................... 301,970
4,842 NVIDIA Corp. .................................................... 650,232
952,202
Telecommunications  — 1.5%
2,425 T-Mobile US Inc. ................................................ 535,270
Transportation  — 1.8%
2,859 Union Pacific Corp. ............................................ 651,966
TOTAL COMMON STOCKS ......................... 23,422,161
Principal
Amount
CORPORATE BONDS  — 26.7%
Aerospace  — 0.7%
$ 255,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust,
4.450%, 10/01/25 .............................................. 254,506
Banking  — 1.2%
450,000 Fifth Third Bancorp,
2.375%, 01/28/25 .............................................. 449,144
Computer Hardware  — 0.8%
295,000 Dell International LLC/EMC Corp.,
5.750%, 02/01/33 .............................................. 303,234

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—December 31, 2024 (Unaudited)
2
Principal
Amount
Market
Value
CORPORATE BONDS (Continued)
Computer Software and Services  — 1.1%
Oracle Corp.
$ 240,000 6.250%, 11/09/32 .............................................. $ 254,589
135,000 6.900%, 11/09/52 .............................................. 151,613
406,202
Diversified Industrial  — 1.9%
510,000 Cabot Corp.,
4.000%, 07/01/29 .............................................. 488,429
191,000 Jabil Inc.,
1.700%, 04/15/26 .............................................. 183,451
671,880
Energy and Energy Services  — 3.0%
Energy Transfer LP
330,000 7.125%(a)(b) .................................................... 331,984
250,000 6.000%, 02/01/29 .............................................. 253,737
235,000 6.250%, 04/15/49 .............................................. 236,216
260,000 Plains All American Pipeline LP/PAA Finance
Corp.,
3.800%, 09/15/30 .............................................. 241,512
1,063,449
Energy: Oil  — 1.6%
10,000 Civitas Resources Inc.,
8.375%, 07/01/28 .............................................. 10,398
95,000 Diamondback Energy Inc.,
6.250%, 03/15/33 .............................................. 98,845
275,000 MPLX LP,
2.650%, 08/15/30 .............................................. 240,764
259,000 Piedmont Natural Gas Co. Inc.,
5.050%, 05/15/52 .............................................. 227,965
577,972
Financial Services  — 7.1%
210,000 Ally Financial Inc., (U.S. Secured Overnight
Financing Rate + 3.26%),
6.992%, 06/13/29(b) ......................................... 218,919
500,000 Bank of America Corp., (U.S. Secured
Overnight Financing Rate + 1.21%),
2.572%, 10/20/32(b) ......................................... 422,403
500,000 Bank of Montreal, MTN,
2.650%, 03/08/27 .............................................. 479,957
405,000 Blue Owl Capital Corp.,
3.400%, 07/15/26 .............................................. 392,660
500,000 Citigroup Inc., (U.S. Secured Overnight
Financing Rate + 1.28%),
3.070%, 02/24/28(b) ......................................... 480,838
370,000 HSBC Holdings plc, (U.S. Secured Overnight
Financing Rate + 3.03%),
7.336%, 11/03/26(b) ......................................... 377,207
190,000 State Street Corp., Ser. I, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity
+ 2.61%),
6.700%, (a)(b) .................................................. 194,397
2,566,381
Food and Beverage  — 2.1%
250,000 Performance Food Group Inc.,
6.125%, 09/15/32 .............................................. 250,301
250,000 Pilgrim's Pride Corp.,
6.250%, 07/01/33 .............................................. 254,967
Principal
Amount
Market
Value
$ 380,000 The J.M. Smucker Co.,
3.550%, 03/15/50 .............................................. $ 266,342
771,610
Health Care  — 0.6%
225,000 CHS/Community Health Systems Inc.,
10.875%, 01/15/32 ............................................ 232,420
Real Estate  — 2.1%
150,000 Brixmor Operating Partnership LP,
2.250%, 04/01/28 .............................................. 137,278
200,000 Iron Mountain Inc.,
7.000%, 02/15/29 .............................................. 204,502
250,000 MPT Operating Partnership LP/MPT Finance
Corp.,
4.625%, 08/01/29 .............................................. 179,380
265,000 Realty Income Corp.,
2.850%, 12/15/32 .............................................. 223,709
744,869
Retail  — 1.0%
200,000 AutoZone Inc.,
1.650%, 01/15/31 .............................................. 164,743
200,000 CVS Health Corp.,
3.250%, 08/15/29 .............................................. 182,238
346,981
Semiconductors  — 0.6%
235,000 Broadcom Inc.,
4.150%, 11/15/30 .............................................. 224,879
Telecommunications  — 0.5%
270,000 Charter Communications Operating LLC/
Charter Communications Operating
Capital Corp.,
3.700%, 04/01/51 .............................................. 169,096
Transportation  — 2.4%
875,000 AP Moller - Maersk A/S,
4.500%, 06/20/29 .............................................. 857,742
TOTAL CORPORATE BONDS ....................... 9,640,365
CONVERTIBLE CORPORATE BONDS  — 0.9%
Health Care  — 0.9%
325,000 Exact Sciences Corp.,
0.375%, 03/15/27 .............................................. 301,600
U.S. GOVERNMENT OBLIGATIONS  — 7.5%
U.S. Treasury Bonds — 3.5%
365,000 2.500%, 02/15/45 .............................................. 253,661
565,000 2.500%, 05/15/46 .............................................. 385,392
285,000 2.250%, 08/15/46 .............................................. 184,315
235,000 1.875%, 02/15/51 .............................................. 130,985
410,000 3.000%, 08/15/52 .............................................. 294,799
1,249,152
U.S. Treasury Notes — 4.0%
375,000 3.750%, 08/31/26 .............................................. 372,070

TETON Westwood Balanced Fund
Schedule of Investments (Continued)—December 31, 2024 (Unaudited)
3
__________
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS (Continued)
$ 1,150,000 3.875%, 08/15/34 .............................................. $ 1,088,008
1,460,078
TOTAL U.S. GOVERNMENT
OBLIGATIONS ............................................. 2,709,230
TOTAL INVESTMENTS — 100.0%
(Cost $33,619,695) ........................................... $ 36,073,356
† Non-income producing security.
(a) Security is perpetual and has no stated maturity date.
(b) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of December 31, 2024.
MTN Medium Term Note
REIT Real Estate Investment Trust